OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES AND PREPAID EXPENSES
Schedule of other receivables and prepaid expenses

	December 31,
	2021	2020
Prepaid expenses	$718	$284
Government authorities	128	89
Other	38	36
	$884	$409